Related Parties (Details) - Schedule of combined remuneration package, including employer taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of combined remuneration package, including employer taxes [Abstract]
Number of management members and Executive Directors (in Shares)	4	4	4
Short-term employee benefits	$ 1,545	$ 1,535	$ 1,101
Post-employment benefits	52	23	26
Other employment costs	207	174	65
Termination benefits	0	0	1,111
Total benefits	1,804	1,732	2,303
IFRS share-based compensation expense	$ 982	$ 596	$ 34
Number of warrants offered (in Shares)	2,200,000	1,183,000	2,330,000
Cumulative outstanding warrants	$ 5,888,000	$ 3,688,000	$ 2,505,000
Exercisable warrants	$ 1,282,238	$ 1,036,250	$ 160,000